ACCRUED EXPENSES AND OTHER PAYABLES	21 Months Ended
Sep. 30, 2012
ACCRUED EXPENSES AND OTHER PAYABLES [Text Block]

NOTE 11 – ACCRUED LIABILITIES

As of September 30, 2012 and December 31, 2011, the accrued liabilities of the Company were summarized as follows:

	September 30, 2012	December 31, 2011
	(Unaudited)
Accrued liabilities:
– payroll payable	$363,661	$263,856
– payable for equipment purchased	75,211	144,660
– loan due to 3 rd party	553,228	144,660
– others	145,977	109,779
Total of accrued liabilities	$1,138,077	$518,295